February 29, 2016

Securities and Exchange Commission

Judiciary Plaza

100 F. Street, N.E.

Washington, DC 20549

Re:	Post-Effective Amendment Filing Pursuant to Rule 485(a)

Securian Funds Trust

File Numbers: 002-96990 and 811-04279

Dear Ladies and Gentlemen:

The accompanying post-effective amendment to the Registration Statement on Form N-1A for Securian Funds Trust (the “Trust”) is being filed electronically with the Securities and Exchange Commission (the “Commission”) pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”) because it reflects material changes that require filing pursuant to Rule 485(a).

The accompanying post-effective amendment is a “narrative only” filing. Financial data will be provided in a subsequent post-effective amendment filed on or prior to April 29, 2016, pursuant to paragraph (b) of Rule 485.

Material disclosure changes affecting the funds in the Trust are also reflected in the accompanying amendment, including (i) the incorporation of the SFT Advantus Managed Volatility Equity Fund (which became effective pursuant to a separate filing under Rule 485(a) on November 18, 2015) into the Trust’s statutory prospectus; (ii) changes that effectuate the conversion of the SFT Advantus Money Market Fund to a ‘government’ money market fund, as defined under Rule 2a-7 under the Investment Company Act of 1940; and (iii) the replacement of the 40% Barclays U.S. Corporate Index component of the benchmark index of the SFT Advantus Managed Volatility Fund with a 40% Barclays U.S. Aggregate Bond Index component. In addition, the amendment reflects that the name of the SFT Advantus Managed Volatility Fund will change to the SFT Advantus Dynamic Managed Volatility Fund.

In connection with the receipt of comments from the staff of the Commission with respect to the above-referenced filing, the Trust hereby acknowledges that:

1.	The Trust is responsible for the adequacy and accuracy of the disclosure in the filing.

2.	Staff comments or changes to disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filling.

3.	The Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Questions or comments regarding this filing may be directed to the undersigned by telephone at 651-665-3747 or by e-mail at michael.steinert@securian.com.

Sincerely,

/s/ Michael T. Steinert

Michael T. Steinert

Senior Counsel

MTS

cc: Michael J. Radmer, Esq., Dorsey & Whitney LLP